Note 4 - Stockholders' Equity (Q3) (Details) - USD ($)	1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity Awards [Abstract]
Proceeds from Issuance of Common Stock and Warrants	$ 2,800,000		$ 2,783,425
Stock Issued During Period, Shares, New Issues (in shares)	1,515,878
Class of Warrant or Right, Number of Warrants Issued (in shares)	871,630
Warrants and Rights Outstanding	$ 1,000,000
Payments of Stock Issuance Costs	$ 391,581
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		0	0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 0	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 0		$ 0